CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Convertible notes, discount (in Dollars)		$ 0	$ 497,961
Convertible notes, related party discount (in Dollars)		$ 0	$ 30,913
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	4,937,660	4,884,879	4,821,641
Common Stock, shares outstanding	4,937,660	4,884,879	4,821,641